Annual Total Returns - Eaton Vance Focused Opportunities Funds - Class A	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Eaton Vance Focused Growth Opportunities Fund
Prospectus [Line Items]
Annual Return [Percent]	14.17%	34.28%	41.89%	(32.41%)	16.23%	44.21%	29.45%	0.62%	25.16%	3.30%
Eaton Vance Focused Value Opportunities Fund
Prospectus [Line Items]
Annual Return [Percent]	10.57%	12.26%	8.12%	(3.50%)	23.49%	1.98%	32.34%	(5.88%)	20.13%	7.52%